Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 1,287	$ 1,473	$ 1,589
Temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized	118	113
Amount of unrecognized tax loss carryforwards	7	7
Temporary differences associated with repatriation of earnings from investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	17,000	16,000
2011 - 2016 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest	$ 1,210
Canada [member] | 2021 - 2040 taxation years [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards expiration period	2040
Canada [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 0	20
United States [member] | Tax loss carryforwards [member]
Disclosure of Income Tax [Line items]
Deferred income tax assets loss carryforwards	$ 9	$ 75